Statement to Certificateholder

	Distribution Information			Deal Information

	1. Distribution Summary			Deal Name:	Residential Accredit Loans Inc, 2007-QS2

	2. Factor Summary			Asset Type:	Mortgage Asset-Backed Pass-Through Certificates

	3. Components Information	(Not Applicable)
				Closing Date:	01/30/2007
4. Interest Summary

				First Distribution Date:	02/25/2007

	5. Other Income Detail	(Not Applicable)
				Determination Date:	11/20/2007

	6. Interest Shortfalls, Compensation and Expenses			Distribution Date:	11/26/2007

Record Date:
	7. Prepayment Interest and Basis Risk/Net WAC Shortfall Amounts		(Not Applicable)
				Book-Entry:	10/31/2007

	8. Collateral Summary			Definitive:	10/31/2007

				Fixed BE:	10/31/2007
9. Repurchase Information

10. Loan Status Report (Delinquencies)
				Trustee:	Deutsche Bank Trust Company Americas
11. Deal Delinquencies (30 Day Buckets)

				Main Telephone:	714-247-6000
12. Loss Mitigation and Servicing Modifications

GMAC-RFC
13. Losses and Recoveries

				Bond Administrator:	Rona Hsu
	14. Credit Enhancement Report	(Not Applicable)

				Telephone:	818-260-1508
15. Distribution Percentages

				Pool(s) :	40470
	16. Overcollateralization Summary	(Not Applicable)

17. Excess Cash Flow, Overcollateralization Provisions and Derivative Amounts
(Not Applicable)

18. Performance Tests

	19. Lender Paid Mortgage Insurance	(Not Applicable)

20. Comments

11/26/2007	3:35:44PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors			Page 1 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS2

November 26, 2007

1. Distribution Summary

Class	CUSIP		Original Face Value		Beginning Notional / Principal Balance	Pass - Through Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Loss	Interest Loss	Deferred Interest	Ending Notional/ Principal Balance (1)-(3)-(6)+(8)=(9)

					(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

A-1	74923CAA0	20,000,000.00		17,485,311.33		6.00000000	107,557.90	87,426.56	194,984.46	0.00	0.00	0.00	17,377,753.43

A-2	74923CAB8	8,800,000.00		7,849,627.00		6.00000000	105,597.00	39,248.13	144,845.13	0.00	0.00	0.00	7,744,030.00

A-3	74923CAC6	3,200,000.00		3,200,000.00		6.00000000	0.00	16,000.00	16,000.00	0.00	0.00	0.00	3,200,000.00

A-4	74923CAD4	210,982,000.00		179,201,920.71		6.25000000	1,013,225.71	933,343.34	1,946,569.05	0.00	0.00	0.00	178,188,695.00

A-5	74923CAE2	210,982,000.00		191,993,620.00		6.25000000	2,109,820.00	999,966.77	3,109,786.77	0.00	0.00	0.00	189,883,800.00

A-6	74923CAF9	46,885,000.00		46,885,000.00		6.25000000	0.00	244,192.71	244,192.71	0.00	0.00	0.00	46,885,000.00

			1		1									1
A-7	74923CAG7	1,280,000.00		1,141,397.53		6.25000000	0.00	5,944.78	5,944.78	0.00	0.00	0.00	1,132,871.34

A-P	74923CAH5	2,347,706.84		2,211,541.60		0.00000000	4,918.42	0.00	4,918.42	0.00	0.00	0.00	2,206,623.18

			1		1									1
A-V	74923CAJ1	536,743,545.51		482,208,223.25		0.34099484	0.00	137,025.43	137,025.43	0.00	0.00	0.00	478,799,977.03

R-I	74923CAK8	100.00		0.00		6.25000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

R-II	74923CAL6	100.00		0.00		6.25000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-1	74923CAM4	16,639,200.00		16,557,143.38		6.25000000	8,251.93	86,235.12	94,487.05	0.00	0.00	0.00	16,548,891.45

M-2	74923CAN2	5,635,800.00		5,608,006.92		6.25000000	2,794.98	29,208.37	32,003.35	0.00	0.00	0.00	5,605,211.94

M-3	74923CAP7	4,293,900.00		4,272,724.53		6.25000000	2,129.49	22,253.77	24,383.26	0.00	0.00	0.00	4,270,595.04

B-1	74923CAQ5	2,683,700.00		2,670,465.27		6.25000000	1,330.94	13,908.67	15,239.61	0.00	0.00	0.00	2,669,134.33

B-2	74923CAR3	2,147,000.00		2,136,412.02		6.25000000	1,064.77	11,127.15	12,191.92	0.00	0.00	0.00	2,135,347.25

B-3	74923CAS1	2,147,038.67		2,136,450.50		6.25000000	1,064.79	11,127.35	12,192.14	50,490.30	0.00	0.00	2,084,895.41

Deal Totals		536,743,545.51		482,208,223.26			3,357,755.93	2,637,008.15	5,994,764.08	50,490.30	0.00	0.00	478,799,977.03

1.Notional Balance

11/26/2007	3:35:44PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 2 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS2

November 26, 2007

2. Factor Summary
Amount /Original Amount per $1000 unit)

Class	CUSIP	Beginning Notional/ Principal Balance Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Deferred Interest Factor	Interest Shortfall Factor	Ending Notional/ Principal Balance Factor

A-1	74923CAA0	874.26556650	5.37789500	4.37132800	9.74922300	0.00000000	0.00000000	868.88767150

A-2	74923CAB8	892.00306818	11.99965909	4.46001477	16.45967386	0.00000000	0.00000000	880.00340909

A-3	74923CAC6	1,000.00000000	0.00000000	5.00000000	5.00000000	0.00000000	0.00000000	1,000.00000000

A-4	74923CAD4	849.37066058	4.80242727	4.42380554	9.22623281	0.00000000	0.00000000	844.56823331

A-5	74923CAE2	910.00000000	10.00000000	4.73958333	14.73958333	0.00000000	0.00000000	900.00000000

A-6	74923CAF9	1,000.00000000	0.00000000	5.20833337	5.20833337	0.00000000	0.00000000	1,000.00000000

A-7	74923CAG7	891.71682031	0.00000000	4.64435937	4.64435937	0.00000000	0.00000000	885.05573437

A-P	74923CAH5	942.00074827	2.09498900	0.00000000	2.09498900	0.00000000	0.00000000	939.90575927

A-V	74923CAJ1	898.39594213	0.00000000	0.25529032	0.25529032	0.00000000	0.00000000	892.04608241

R-I	74923CAK8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

R-II	74923CAL6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

M-1	74923CAM4	995.06847565	0.49593310	5.18264820	5.67858130	0.00000000	0.00000000	994.57254255

M-2	74923CAN2	995.06847653	0.49593314	5.18264843	5.67858157	0.00000000	0.00000000	994.57254338

M-3	74923CAP7	995.06847621	0.49593377	5.18264748	5.67858124	0.00000000	0.00000000	994.57254244

B-1	74923CAQ5	995.06847636	0.49593472	5.18264709	5.67858181	0.00000000	0.00000000	994.57254164

B-2	74923CAR3	995.06847694	0.49593386	5.18265021	5.67858407	0.00000000	0.00000000	994.57254308

B-3	74923CAS1	995.06847727	0.49593424	5.18265002	5.67858426	0.00000000	0.00000000	971.05629215

Deal Factor :	89.20460824%

11/26/2007	3:35:44PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 3 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS2

November 26, 2007

4. Interest Summary
The following section only reports information for classes that have accrued interest for this distribution.

Class	Accrual Period		Accrual Methodology	Beginning Notional/Principal Balance		Pass- Through Rate	Optimal Interest	Interest Loss	Deferred Interest	Interest Shortfall Amount	Other Income	Interest Distribution (1)-(2)-(3)- (4)+(5)=(6)	Accrued Certificate Interest Remaining Unpaid

	Start	End					(1)	(2)	(3)	(4)	(5)	(6)
A-1	10/01/2007	10/31/2007	30/360	17,485,311.33		6.00000000	87,426.56	0.00	0.00	0.00	0.00	87,426.56	0.00

A-2	10/01/2007	10/31/2007	30/360	7,849,627.00		6.00000000	39,248.13	0.00	0.00	0.00	0.00	39,248.13	0.00

A-3	10/01/2007	10/31/2007	30/360	3,200,000.00		6.00000000	16,000.00	0.00	0.00	0.00	0.00	16,000.00	0.00

A-4	10/01/2007	10/31/2007	30/360	179,201,920.71		6.25000000	933,343.34	0.00	0.00	0.00	0.00	933,343.34	0.00

A-5	10/01/2007	10/31/2007	30/360	191,993,620.00		6.25000000	999,966.77	0.00	0.00	0.00	0.00	999,966.77	0.00

A-6	10/01/2007	10/31/2007	30/360	46,885,000.00		6.25000000	244,192.71	0.00	0.00	0.00	0.00	244,192.71	0.00

A-7	10/01/2007	10/31/2007	30/360	1,141,397.53	1	6.25000000	5,944.78	0.00	0.00	0.00	0.00	5,944.78	0.00

A-V	10/01/2007	10/31/2007	30/360	482,208,223.25	1	0.34099484	137,025.43	0.00	0.00	0.00	0.00	137,025.43	0.00

M-1	10/01/2007	10/31/2007	30/360	16,557,143.38		6.25000000	86,235.12	0.00	0.00	0.00	0.00	86,235.12	0.00

M-2	10/01/2007	10/31/2007	30/360	5,608,006.92		6.25000000	29,208.37	0.00	0.00	0.00	0.00	29,208.37	0.00

M-3	10/01/2007	10/31/2007	30/360	4,272,724.53		6.25000000	22,253.77	0.00	0.00	0.00	0.00	22,253.77	0.00

B-1	10/01/2007	10/31/2007	30/360	2,670,465.27		6.25000000	13,908.67	0.00	0.00	0.00	0.00	13,908.67	0.00

B-2	10/01/2007	10/31/2007	30/360	2,136,412.02		6.25000000	11,127.15	0.00	0.00	0.00	0.00	11,127.15	0.00

B-3	10/01/2007	10/31/2007	30/360	2,136,450.50		6.25000000	11,127.35	0.00	0.00	0.00	0.00	11,127.35	0.00

Deal Totals				479,996,681.66			2,637,008.15	0.00	0.00	0.00	0.00	2,637,008.15	0.00

1.Notional Balance

6. Interest Shortfalls, Compensation and Expenses

	Current Prepayment Interest Shortfall Amount	Compensating Interest	Net Prepayment Interest Shortfall Amount (1) - (2)=(3)	Civil Relief Act	Civil Relief Act	Compensation		Advances		Allowable Expenses per	Non - Recoverable Advances

	(1)	(2)	(3)			Subservicer	Master	Subservicer	Master

Deal Totals	2,766.09	2,766.09	0.00	0	0.00	100,431.20	25,991.69	259,805.95	3,651.66	0.00	0.00

11/26/2007	3:35:44PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 4 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS2

November 26, 2007

8. Collateral Summary

A. Loan Count and Balances

			Original Loan Count/ Scheduled Principal Balance	Beginning Loan Count/ Scheduled Principal Balance		Scheduled Principal	Curtailments	Payoffs	Matured Loans	Repurchases	Beginning Aggregate Scheduled Principal Balance of Liquidations/ Charge-offs	Ending Loan Count/Scheduled Principal Balance

Deal Totals	Count		1,983		1,817	N/A	310	10	0	0	1	1,806

	Balance/Amount		536,743,545.51	482,208,223.25		240,741.21	82,041.21	2,759,766.00	N/A	0.00	325,697.80	478,799,977.03

B. Weighted Averages

	Beginning Weighted Average Gross Mortgage Rate	Ending Weighted Average Gross Mortgage Rate	Ending Weighted Average Remaining Amortization Term	Ending Weighted Average Months to Maturity	Beginning Weighted Average Net Mortgage	Ending Weighted Average Net Mortgage	Beginning Weighted Average Unmodified Net Mortgage	Net Weighted Average Cap Rate	Weighted Average Net Rate

Deal Totals
	6.88345662	6.88266422	349.31	347.64	6.56233060	6.56152589	6.56233060	N/A	N/A

C. Constant Prepayment Rate

	1 Month CPR		3 Month CPR	6 Month CPR		12 Month CPR		Life CPR

Deal Totals	7.61%		7.84%	9.47%				12.31%

11/26/2007	3:35:44PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 5 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS2

November 26, 2007

9. Repurchases

		Breaches Of Representations	ARM Conversions	Optional Repurchases of Defaulted Loans	Others	Total (1)+(2)+(3)+(4)=(5)
		(1)	(2)	(3)	(4)	(5)

	Count	0	0	0	0	0
Deal Totals

	Scheduled Balance	0.00	0.00	0.00	0.00	0.00

10. Loan Status Report
			Delinquency Calculation Method: Mortgage Bankers Association

	Current / Delinquent		Bankruptcy		Foreclosure		REO				Total
Deal Totals

	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Actual Balance	Count	Scheduled Balance

Current	1,657	435,140,291.41	0	0.00	0	0.00	0	0.00	0.00	1,657	435,140,291.41

30 days	63	17,367,964.54	0	0.00	0	0.00	0	0.00	0.00	63	17,367,964.54

60 days	23	5,365,507.68	0	0.00	0	0.00	0	0.00	0.00	23	5,365,507.68

90 days	20	6,857,201.80	0	0.00	0	0.00	0	0.00	0.00	20	6,857,201.80

120 days	9	2,816,894.56	0	0.00	0	0.00	0	0.00	0.00	9	2,816,894.56

150 days	2	478,070.70	0	0.00	3	1,274,892.83	0	0.00	0.00	5	1,752,963.53

180 days	3	1,023,143.95	0	0.00	3	1,046,996.13	0	0.00	0.00	6	2,070,140.08

181+ days	4	1,812,569.13	1	108,047.64	13	3,818,535.43	5	1,689,861.23	1,690,853.82	23	7,429,013.43

Total	1,781	470,861,643.77	1	108,047.64	19	6,140,424.39	5	1,689,861.23	1,690,853.82	1,806	478,799,977.03

Current	91.75%	90.88%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	91.75%	90.88%

30 days	3.49%	3.63%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.49%	3.63%

60 days	1.27%	1.12%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.27%	1.12%

90 days	1.11%	1.43%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.11%	1.43%

120 days	0.50%	0.59%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.50%	0.59%

150 days	0.11%	0.10%	0.00%	0.00%	0.17%	0.27%	0.00%	0.00%	0.00%	0.28%	0.37%

180 days	0.17%	0.21%	0.00%	0.00%	0.17%	0.22%	0.00%	0.00%	0.00%	0.33%	0.43%

181+ days	0.22%	0.38%	0.06%	0.02%	0.72%	0.80%	0.28%	0.35%	0.35%	1.27%	1.55%

Total	98.62%	98.34%	0.06%	0.02%	1.05%	1.28%	0.28%	0.35%	0.35%	100.00%	100.00%

11/26/2007	3:35:44PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 6 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS2

November 26, 2007

11. Delinquency Data

	Totals			Totals			Totals			Totals			Totals
	Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance

	63	17,367,964.54		0	0.00		0	0.00		0	0.00		0	0.00
1 Month			13 Months			25 Months			37 Months			49 Months

	3.49%	3.63%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	23	5,365,507.68		0	0.00		0	0.00		0	0.00		0	0.00
2 Months			14 Months			26 Months			38 Months			50 Months

	1.27%	1.12%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	20	6,857,201.80		0	0.00		0	0.00		0	0.00		0	0.00
3 Months			15 Months			27 Months			39 Months			51 Months

	1.11%	1.43%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	9	2,816,894.56		0	0.00		0	0.00		0	0.00		0	0.00
4 Months			16 Months			28 Months			40 Months			52 Months

	0.50%	0.59%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	5	1,752,963.53		0	0.00		0	0.00		0	0.00		0	0.00
5 Months			17 Months			29 Months			41 Months			53 Months

	0.28%	0.37%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	6	2,070,140.08		0	0.00		0	0.00		0	0.00		0	0.00
6 Months			18 Months			30 Months			42 Months			54 Months

	0.33%	0.43%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	8	2,386,852.66		0	0.00		0	0.00		0	0.00		0	0.00
7 Months			19 Months			31 Months			43 Months			55 Months

	0.44%	0.50%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

										0	0.00
	8	2,462,309.83		0	0.00		0	0.00					0	0.00

8 Months			20 Months			32 Months			44 Months			56 Months

	0.44%	0.51%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	4	1,660,650.94		0	0.00		0	0.00		0	0.00		0	0.00
9 Months			21 Months			33 Months			45 Months			57 Months

	0.22%	0.35%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	2	344,000.00		0	0.00		0	0.00		0	0.00		0	0.00
10 Months			22 Months			34 Months			46 Months			58 Months

	0.11%	0.07%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

								0.00			0.00
	1	575,200.00		0	0.00		0			0			0	0.00

11 Months			23 Months			35 Months			47 Months			59 Months

	0.06%	0.12%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
12 Months			24 Months			36 Months			48 Months			60+ Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

11/26/2007	3:35:44PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 7 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS2

November 26, 2007

12. Loss Mitigation and Servicing Modifications

		Current		1 Payment		2 Payments		3+ Payments		Foreclosure		REO		Total

	Modification Type	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance

	Capitalizations	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

Deal Totals
	Other
		0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

			Payoffs							Repurchases				Liquidations					Total

		Current Month				Cumulative				Current Month		Cumulative		Current Month		Cumulative			Current Month		Cumulative
Modification Type

		Count		Scheduled Balance		Count	Scheduled Balance		Count		Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count		Scheduled Balance	Count	Scheduled Balance

Deal Totals	Capitalizations		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00

	Other Modifications

		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00

11/26/2007	3:35:44PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 8 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS2

November 26, 2007

13. Losses and Recoveries
A. Current Cycle Realized Losses

	Current Period Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

	Loss Count	1	0	0	0	1

	Beginning Aggregate Scheduled Balance	325,697.80	0.00	0.00	0.00	325,697.80
Deal Totals

	Principal Portion of Loss	50,490.30	0.00	0.00	0.00	50,490.30

	Interest Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Total Realized Loss	50,490.30	0.00	0.00	0.00	50,490.30

B. Cumulative Realized Losses

	Cumulative Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

Deal Totals	Loss Count	1	0	0	0	1

	Total Realized Loss	50,490.30	0.00	0.00	0.00	50,490.30

C. Subsequent Recoveries

	Subsequent Recoveries	Current Period		Cumulative

	Subsequent Recoveries Count		0	0

	Subsequent Recoveries		0.00	0.00
Deal Totals

	Net Loss 1		50,490.30	50,490.30

	Net Loss % 2		0.01%	0.01%

1 Total Realized Loss less Subsequent Recoveries
2 Net Loss % of Original Balance

11/26/2007	3:35:44PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 9 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS2

November 26, 2007

D. Default Percentages

Default Loss Percentage	1 Month	3 Months	6 Months	12 Months	Life of Deal

Monthly Default Rate	0.07%	0.02%	0.01%		0.01%

Constant Default Rate	0.81%	0.27%	0.14%		0.08%

1-Month MDR (Current Month) = SUM(Beginning Scheduled balances of liquidating loans) / [SUM(Beginning Scheduled loan balances)- SUM(Scheduled Principal payments)]
m-Month = 3, 6, 12, months or the life of deal to date
m-Month MDR(over m months in period where n is current month)= 1-[(1-MDRn-m+1) * (1-MDRn-m+2) *.* (1-MDR n-1) * (1-MDRn)]^(1/m)
CDRm = 1- [(1- MDRm)^12],where m is number of months in period

E. Special Hazard, Fraud Loss, and Bankruptcy

	Special Hazard Amount	Fraud Loss Amount	Bankruptcy Amount

Deal Totals	5,367,435.00	16,102,306.00	179,437.00

11/26/2007	3:35:44PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 10 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS2

November 26, 2007

15. Distribution Percentages

	Beginning Current Super	Beginning Current	Beginning Current	Beginning Current Senior

	0.00000000%	0.00000000%	93.04553471%	100.00000000%

	Ending Percentage

M-1	3.44942872%

M-2	1.16834285%

M-3	0.89015710%

Class M Total:	5.50792867%

B-1	0.55635078%

B-2	0.44508891%

B-3	0.44509693%

Class B Total:	1.44653662%

Ending Percentage uses Beginning Certificate Principal Balance

11/26/2007	3:35:44PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 11 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS2

November 26, 2007

18. Performance Tests

Current Distribution Date >= Target Distribution

Current Distribution Date >= Target Distribution Date	False

Current Senior Pct > Initial Senior Percent

Current Senior Percentage > Original Senior Percentage	False

60+ Dlq Avg Loan Balance / Subordinate Balance

Dlq Average Loan Balance / Class M and B balance Test	False

60+ Dlq Avg Loan Balance <= 2% of Pool Balance

Dlq Average Loan Balance Test	False

Sub Balance Test OR 2% Delinquency Test

Dlq Balance Test	False

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Test	True

Sr. Accel. % Trigger - 1st Trigger Event

1st Senior Accelerated Stepdown Test	False

60+ Dlq Avg Loan Balance <= 4% of Avg Pool Balance

2nd 60+ Delinquent Average Loan Balance Test	True

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Percentage < 2nd Scheduled Loss Percentage	True

Sr. Accel. % Trigger - 2nd Trigger Event

2nd Senior Accelerated Stepdown Test	True

60+ Delinq Balance OR Aggregate Loss Test

1st or 2nd Sr. Accel Stepdown Test	True

Senior Accelerated Stepdown Date and Trigger Event

Senior Accelerated Stepdown Trigger in effect?	False

11/26/2007	3:35:44PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 12 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS2

November 26, 2007

B-1, B-2, B-3 BegBal/PoolBal

Class B-1 Prepayment Distribution Trigger	False

Class B-2 Prepayment Distribution Trigger	False

Class B-3 Prepayment Distribution Trigger	False

Class M-2 Prepayment Distribution Trigger	False

Class M-3 Prepayment Distribution Trigger	False

20. Comments

Comments:	The Determination Date for the 11/26/2007 Distribution is 11/21/2007 Credit Support Depletion Date has not occured

ERISA Text:	Each beneficial owner of any Certificate (or any interest therein) which provides credit enhancement for any other Certificate and is available in book-entry form, including any such

Class M Certificate, shall be deemed to have represented, by virtue of its acquisition or holding of such Certificate (or interest therein), that either: a) it is not an employee benefit or other plan subject to the prohibited transaction provision of the Employee Retirement Income Security Act of 1974, as amended('ERISA'), or Section 4975 of the Internal Revenue
Code of 1986, as amended (a 'Plan'), or any other person (including an investment manager, a named fiduciary or a trustee of any Plan) acting, directly or indirectly, on behalf of purchasing any Certificate with 'plan assets' of any Plan; or b) (i) the transferee is an insurance company, (ii) the source of funds to be used by it to purchase the Certificates is an
'insurance company general account' (within the meaning of Department of Labor Prohibited Transaction Class Exemption ('PTCE') 95-60), and (iii) the conditions set forth in
Section I and III of PTCE 95-60 have been satisfied. Any purported beneficial owner of any such book-entry Certificate (or interest therein) to whom either (a) or (b) above does not apply shall indemnify and hold harmless the Company, the Trustee, the Master Servicer, any Subservicer, and the Trust Fund from and against any and all liabilities, claim, cost or expenses incurred by such parties as a result of its acquisition or holding of such Certificate.

11/26/2007	3:35:44PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 13 of 13

Statement To Certificateholder

Residential Accredit Loans, Inc. 2007-QS2

November 26, 2007

Cash Flow Received and Uses of Funds

Cash Flow Received	Amount

Principal and Interest Payments	5,758,163.55
Prepayment Premium	0.00
Liquidation and Insurance Proceeds	275,207.50
Subsequent Recoveries	0.00
Repurchase Proceeds	0.00
Other Deposits/Adjustments (including Derivative Payment)	2,766.09
Total Deposits	6,036,137.14

Uses of Funds	Amount

Transfer to Certificate Account	5,994,764.08
Reimbursed Advances and Expenses	15,381.38
Master Servicing Compensation	25,991.69
Derivative Payment	0.00
Total Withdrawals	6,036,137.15

Ending Balance	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix A